Cover	Dec. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2022
Entity File Number	000-55544
Entity Registrant Name	RUNWAY GROWTH FINANCE CORP.
Entity Central Index Key	0001653384
Entity Tax Identification Number	47-5049745
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	205 N. Michigan Ave.
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	281-6270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RWAY
Security Exchange Name	NASDAQ
7.50% Notes due 2027
Title of 12(b) Security	7.50% Notes due 2027
Trading Symbol	RWAYL
Security Exchange Name	NASDAQ